Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	€ 24,801	€ 23,989
Increase in inventory	811
Raw materials write-off	47,129	€ 80,021	€ 185,832
Inventory piling for pandemic preparedness agreement	€ 62,082